Disclosure of information on segments - Reconciliation of segment profit (loss) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of information on segments [Line Items]
Elimination Of Profit Of Equity Accounted Investees	$ (1,204,076,000)	$ (295,019,000)	$ (418,836,000)
Elimination Of Profit of Inter Company Sales	(101,460,000)	(89,006,000)	(71,951,000)
Elimination of Profit In Cost of Sales And Operating Expenses Of Intercompany	101,460,000	89,593,000	71,697,000
Elimination Of Share of Profit In subsidiaries And Associates	395,285,000	82,284,000	44,745,000
Elimination of Profits In others	(412,000)	(1,080,000)	301,000
Profit (loss) from continuing operations	124,800,000	(83,529,000)	23,635,000
Operating Segments [Member]
Disclosure of information on segments [Line Items]
Profit (loss) from continuing operations	$ 934,003,000	$ 129,699,000	$ 397,679,000